Schedule of changes in other reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance		$ (40,537)	$ 3,746	$ 21,615
At June 30, 2025		20,104	(40,537)	3,746
Reserve for preference shares [member]
IfrsStatementLineItems [Line Items]
Balance	[1]	3,469	3,319	3,270
Interest on equity instruments	[1]	302	150	198
Equity instruments payments	[1]			(149)
Capital raising costs	[1]
Equity incentives cost less shares issued	[1]
Other movements	[1]
At June 30, 2025	[1]	3,771	3,469	3,319
Reserve for shares pending issue [member]
IfrsStatementLineItems [Line Items]
Balance
Interest on equity instruments
Equity instruments payments
Capital raising costs
Equity incentives cost less shares issued
Other movements
At June 30, 2025
Reserve for capital raising costs [member]
IfrsStatementLineItems [Line Items]
Balance	[2]	(9,603)	(9,396)	(8,950)
Interest on equity instruments	[2]
Equity instruments payments	[2]
Capital raising costs	[2]	(777)	(207)	(446)
Equity incentives cost less shares issued	[2]
Other movements	[2]
At June 30, 2025	[2]	(10,380)	(9,603)	(9,396)
Reserve for equity incentive costs [member]
IfrsStatementLineItems [Line Items]
Balance	[3]	3,354	3,021	2,874
Interest on equity instruments	[3]
Equity instruments payments	[3]
Capital raising costs	[3]
Equity incentives cost less shares issued	[3]	8	333	147
Other movements	[3]	315
At June 30, 2025	[3]	3,677	3,354	3,021
Reserve for share awards issuance [member]
IfrsStatementLineItems [Line Items]
Balance	[3]	(3,096)	(3,004)	(2,850)
Interest on equity instruments	[3]
Equity instruments payments	[3]
Capital raising costs	[3]
Equity incentives cost less shares issued	[3]		(92)	(154)
Other movements	[3]
At June 30, 2025	[3]	(3,096)	(3,096)	(3,004)
Reserve for foreign exchange [member]
IfrsStatementLineItems [Line Items]
Balance		(425)	(432)	(328)
Interest on equity instruments
Equity instruments payments
Capital raising costs
Equity incentives cost less shares issued
Other movements		(66)	7	(104)
At June 30, 2025		(491)	(425)	(432)
Reserve for share option [member]
IfrsStatementLineItems [Line Items]
Balance		(6,301)	(6,492)	(5,984)
Interest on equity instruments		302	150	198
Equity instruments payments				(149)
Capital raising costs		(777)	(207)	(446)
Equity incentives cost less shares issued		8	241	(7)
Other movements		(249)	7	(104)
At June 30, 2025		$ (6,519)	$ (6,301)	$ (6,492)

[1]	During the year, the Company accrued $0.3 million dividends on Aevitas preference shares (June 30, 2024: $0.2 million; June 30, 2023: $0.2 million).
[2]	The $0.8 million transaction costs incurred in the year ended June 30, 2025 (year ended June 30, 2024: $0.2 million; year ended June 30, 2023: $0.4 million) relate primarily to capital raises on Nasdaq and private placements with various investors.
[3]	During the year ended June 30, 2025, $